Leases - Property and Financial Obligations Sale Leaseback Arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Financed property and equipment, net of accumulated depreciation of $46.0 million and $28.3 million, respectively	$ 176,569	$ 194,253
Accumulated depreciation	$ 46,000	$ 28,300